Commitments and Contingencies	12 Months Ended
Jul. 01, 2016
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Commitments and Contingencies
Lease Commitments
The Company leases certain facilities and equipment under long-term, non-cancelable operating leases. The Company’s operating leases consist of leased property and equipment that expire at various dates through 2025. Rental expense under these operating leases, including month-to-month rentals, was $59 million, $60 million and $59 million in 2016, 2015 and 2014, respectively. Future minimum lease payments under operating leases that have initial or remaining non-cancelable lease terms in excess of one year at July 1, 2016 are as follows:

Fiscal Years	Lease Amounts
(in millions)
2017	$95
2018	79
2019	69
2020	27
2021	22
Thereafter	37
Future minimum payments	$329

Product Warranty Liability
Changes in the warranty accrual for 2016, 2015 and 2014 were as follows:

	2016	2015	2014
	(in millions)
Warranty accrual, beginning of period	$221	$182	$187
Warranty liabilities assumed as a result of acquisitions	45	1	4
Charges to operations	162	187	170
Utilization	(178)	(190)	(207)
Changes in estimate related to pre-existing warranties	29	41	28
Warranty accrual, end of period	$279	$221	$182

The long-term portion of the warranty accrual classified in other liabilities was $107 million at July 1, 2016 and $71 million at July 3, 2015.
Flash Ventures
The Company’s business ventures with Toshiba Corporation (“Toshiba”) consist of three separate legal entities: Flash Partners Ltd. (“Flash Partners”), Flash Alliance Ltd. (“Flash Alliance”) and Flash Forward Ltd (“Flash Forward” and together with Flash Partners and Flash Alliance, “Flash Ventures”). The Company has a 49.9% ownership interest and Toshiba has a 50.1% ownership interest in each of these entities. Through these ventures, the Company and Toshiba collaborate in the development and manufacture of NAND flash memory products, which are manufactured by Toshiba at its wafer fabrication facilities located in Yokkaichi, Japan, using semiconductor manufacturing equipment individually owned or leased by each Flash Ventures entity. The entities within Flash Ventures purchase wafers from Toshiba at cost and then resell those wafers to the Company and Toshiba at cost plus a markup. The Company accounts for its ownership position in each Flash Ventures entity under the equity method of accounting. The Company is committed to purchase its provided three-month forecast of Flash Ventures’ NAND wafer supply, which generally equals 50% of Flash Ventures’ output. The Company is not able to estimate its total wafer purchase commitment obligation beyond its rolling three-month purchase commitment because the price is determined by reference to the future cost of producing the semiconductor wafers. In addition, the Company is committed to fund 49.9% to 50.0% of each Flash Ventures entity’s investments to the extent that each Flash Ventures entity’s operating cash flow is insufficient to fund these investments.
Flash Partners. Flash Partners was formed in 2004. NAND flash memory products provided to the Company by this venture are manufactured by Toshiba primarily at its 300-millimeter wafer fabrication facility (“Fab 3”) located in Yokkaichi, Japan.
Flash Alliance. Flash Alliance was formed in 2006. NAND flash memory products provided to the Company by this venture are manufactured by Toshiba primarily at its 300-millimeter wafer fabrication facility (“Fab 4”) located in Yokkaichi, Japan.
Flash Forward. Flash Forward was formed in 2010. NAND flash memory products provided to the Company by this venture are manufactured by Toshiba primarily at its 300-millimeter wafer fabrication facility (“Fab 5”) located in Yokkaichi, Japan. Fab 5 was built in two phases of approximately equal size.
New Fab 2. The Company has a facility agreement with Toshiba related to the construction and operation of Toshiba’s “New Fab 2” 300-millimeter wafer fabrication facility located in Yokkaichi, Japan. New Fab 2 is primarily intended to provide additional cleanroom space to convert a portion of 2D NAND capacity to 3D NAND. Production wafers in New Fab 2 started in January 2016.
The following table presents, as of July 1, 2016, the notes receivable from and equity investments in Flash Ventures assumed in connection with the Merger:

July 1, 2016
(in millions)
Notes receivable, Flash Partners	$65
Notes receivable, Flash Alliance	235
Notes receivable, Flash Forward	263
Investment in Flash Partners	202
Investment in Flash Alliance	306
Investment in Flash Forward	100
Total notes receivable and investments in Flash Ventures	$1,171

The Company makes, or will make, loans to Flash Ventures to fund equipment investments for new process technologies and additional wafer capacity. The Company aggregates its Flash Ventures’ notes receivable into one class of financing receivables due to the similar ownership interest and common structure in each Flash Venture entity. For all reporting periods presented, no loans were past due and no loan impairments were recorded. The Company’s notes receivable from each Flash Ventures entity, denominated in Japanese yen, are secured by equipment owned by that Flash Ventures entity.
The Company assesses financing receivable credit quality through financial and operational reviews of the borrower and creditworthiness, including credit rating agency ratings, of significant investors of the borrower, where material or known. Impairments, when required for credit worthiness, are recorded in other income (expense).
Inventory Purchase Commitments with Flash Ventures. Purchase orders placed under Flash Ventures for up to three months are binding and cannot be canceled.
Research and Development Activities. The Company participates in common R&D activities with Toshiba and is contractually committed to a minimum funding level. R&D commitments are immaterial to the consolidated financial statements.
Off-Balance Sheet Liabilities
Flash Ventures sells and leases back from a consortium of financial institutions (“lessors”) a portion of its tools and has entered into equipment lease agreements of which the Company guarantees half of the total outstanding obligations. The lease agreements contain customary covenants for Japanese lease facilities. In addition to containing customary events of default related to Flash Ventures that could result in an acceleration of Flash Ventures’ obligations, the lease agreements contain acceleration clauses for certain events of default related to the guarantors, including the Company.
The following table presents the Company’s portion of the remaining guarantee obligations under the Flash Ventures’ lease facilities in both Japanese yen and U.S. dollar-equivalent based upon the exchange rate at July 1, 2016:

	Lease Amounts
	(Japanese yen, in billions)	(U.S. dollar, in millions)
Total guarantee obligations	¥118.0	$1,151

The following table details the breakdown of the Company’s remaining guarantee obligations between the principal amortization and the purchase option exercise price at the end of the term of the lease agreements, in annual installments as of July 1, 2016 in U.S. dollars based upon the Japanese yen to U.S. dollar exchange rate at July 1, 2016:

Annual Installments	Payment of Principal Amortization	Purchase Option Exercise Price at Final Lease Terms	Guarantee Amount
	(in millions)
Year 1	$287	$61	$348
Year 2	225	19	244
Year 3	186	48	234
Year 4	120	57	177
Year 5	43	105	148
Total guarantee obligations	$861	$290	$1,151

The Company and Toshiba have agreed to mutually contribute to, and indemnify each other and Flash Ventures for, environmental remediation costs or liability resulting from Flash Ventures’ manufacturing operations in certain circumstances. The Company has not made any indemnification payments, nor recorded any indemnification receivables, under any such agreements. As of July 1, 2016, no amounts have been accrued in the consolidated financial statements with respect to these indemnification guarantees.
Purchase Agreements
The Company has entered into long-term purchase agreements with various component suppliers. The commitments depend on specific products ordered and may be subject to minimum quality requirements and future price negotiations. The Company expects these commitments to total $15 million for 2017, $7 million for 2018, $1 million for 2019 and no remaining commitments for 2020.
The Company also has contracts with its other sources of silicon wafers that generally require the Company to provide monthly purchase order commitments. The purchase orders placed under these arrangements are generally binding and cannot be canceled. In addition, the Company’s subcontractors periodically procure production materials based on the forecast the Company provides to them. The Company’s agreements with these subcontractors require that the Company reimburse them for materials that are purchased on the Company’s behalf in accordance with such forecast. Accordingly, the Company may be committed to certain costs over and above its open noncancelable purchase orders with these subcontractors.